Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Allowance for Doubtful Accounts [Abstract]
Opening balance	$ 820	$ 1,006
Provision (reversal of provision) for doubtful accounts	5	1,111
Writing off allowance for expected credit losses		(1,374)
Foreign exchange adjustment	(19)	(27)
Ending balance	$ 806	$ 716